Accounts Receivable, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	For the years ended June 30,
	2024	2025
	SGD	SGD	USD
Accounts receivable	3,064,660	2,763,689	2,172,882
Less: allowance for credit losses	(445,516)	(468,971)	(368,717)
Accounts receivable, net	2,619,144	2,294,718	1,804,165

The following table summarizes the changes in allowance for credit losses:

	For the years ended June 30,
	2024	2025
	SGD	SGD	USD
Beginning balance	24,723	445,516	350,276
Addition	420,793	23,455	18,441
Ending balance	445,516	468,971	368,717